Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Acquired Other Identifiable Intangible Assets
The acquired other identifiable intangible assets associated with the GSI, Dafeng, Laverda and AGCO-Amity JV acquisitions are summarized collectively in the following table (in millions):

Intangible Asset	Amount	Weighted-Average Useful Life
Distribution network	$394.0	14	years
Tradenames and trademarks	80.0	17	years
Technology	36.5	13	years
Land use rights	8.5	45	years
	$519.0

Schedule of Goodwill
The goodwill recorded is reported as follows in the Company’s geographical reportable segments:

Geographical Reportable Segment
North America	$412.8
South America	38.3
Europe/Africa/Middle East	67.2
Rest of World	88.3
$606.6

GSI Holdings Corp. [Member]
Schedule of Purchase Price Allocation
The preliminary fair values of the assets acquired and liabilities assumed as of the acquisition date are presented in the following table (in millions):

Current assets:
Cash and cash equivalents	$27.9
Accounts receivable	63.1
Inventories	71.7
Deferred tax and other current assets	53.3
Total current assets acquired	216.0
Property, plant and equipment	72.0
Intangible assets	438.5
Goodwill	533.9
Other noncurrent assets	2.8
Total assets acquired	1,263.2
Current liabilities:
Accounts payable and accrued expenses	107.9
Other current liabilities	25.7
Total current liabilities assumed	133.6
Deferred tax liabilities	164.1
Long-term debt and other noncurrent liabilities	5.4
Total liabilities assumed	303.1
Net assets acquired	$960.1

Sparex Holdings Ltd [Member]
Schedule Of Acquired Other Identifiable Intangible Assets

The acquired other identifiable intangible assets of Sparex are summarized in the following table (in millions):

Intangible Asset	Amount	Weighted-Average Useful Life
Customer relationships	$23.8	12	years
Tradenames and trademarks	4.8	30	years
	$28.6

AGCO-Amity JV [Member]
Summarized Data Of The Result Of Operations
This unaudited pro forma information has been prepared for comparative purposes only and does not purport to represent what the results of operations of the Company actually would have been had the transactions occurred on the date indicated or what the results of operations may be in any future period (in millions, except per share data):

	Year Ended December 31,
	2011	2010
Net sales	$9,512.7	$7,939.9
Net income attributable to AGCO Corporation and subsidiaries	626.6	210.4
Net income per common share attributable to AGCO Corporation and subsidiaries:
Basic	$6.55	$2.27
Diluted	$6.39	$2.18